Combined Prospectus	Jun. 30, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share, to be issued to shareholders of D. Boral ARC Acquisition I Corp. ("BCAR")
Amount of Securities Previously Registered | shares	0.00
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 439,604,000
Form Type	S-4
File Number	333-295869
Initial Effective Date	Jun. 24, 2026
Combined Prospectus Note

1	Pursuant to Rule 429, the prospectus contained herein relates to an aggregate of US$462,173,000 of unsold securities that were previously registered under the Registration Statement on Form S-4, as amended (File No. 333-295869), which became effective on June 24, 2026 (the “Prior Registration Statement”). No separate registration fee is payable with respect to such securities, as such securities were previously registered on the Prior Registration Statement.

Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Warrants of BCAR
Amount of Securities Previously Registered | shares	0.00
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 0.00
Form Type	S-4
File Number	333-295869
Initial Effective Date	Jun. 24, 2026
Combined Prospectus Note

1	Pursuant to Rule 429, the prospectus contained herein relates to an aggregate of US$462,173,000 of unsold securities that were previously registered under the Registration Statement on Form S-4, as amended (File No. 333-295869), which became effective on June 24, 2026 (the “Prior Registration Statement”). No separate registration fee is payable with respect to such securities, as such securities were previously registered on the Prior Registration Statement.

Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A Common Stock issuable upon exercise of Warrants of BCAR
Amount of Securities Previously Registered | shares	0.00
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 22,419,000
Form Type	S-4
File Number	333-295869
Initial Effective Date	Jun. 24, 2026
Combined Prospectus Note

1	Pursuant to Rule 429, the prospectus contained herein relates to an aggregate of US$462,173,000 of unsold securities that were previously registered under the Registration Statement on Form S-4, as amended (File No. 333-295869), which became effective on June 24, 2026 (the “Prior Registration Statement”). No separate registration fee is payable with respect to such securities, as such securities were previously registered on the Prior Registration Statement.

Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share, to be issued to shareholders of Exascale Labs Holdings Inc.("Exascale")
Amount of Securities Previously Registered | shares	0.00
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 57,768
Form Type	S-4
File Number	333-295869
Initial Effective Date	Jun. 24, 2026
Combined Prospectus Note

1	Pursuant to Rule 429, the prospectus contained herein relates to an aggregate of US$462,173,000 of unsold securities that were previously registered under the Registration Statement on Form S-4, as amended (File No. 333-295869), which became effective on June 24, 2026 (the “Prior Registration Statement”). No separate registration fee is payable with respect to such securities, as such securities were previously registered on the Prior Registration Statement.

Combined Prospectus: 5
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class B Common Stock, par value $0.0001 per share, to be issued to certain shareholders of Exascale
Amount of Securities Previously Registered | shares	0.00
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 92,232
Form Type	S-4
File Number	333-295869
Initial Effective Date	Jun. 24, 2026
Combined Prospectus Note

1	Pursuant to Rule 429, the prospectus contained herein relates to an aggregate of US$462,173,000 of unsold securities that were previously registered under the Registration Statement on Form S-4, as amended (File No. 333-295869), which became effective on June 24, 2026 (the “Prior Registration Statement”). No separate registration fee is payable with respect to such securities, as such securities were previously registered on the Prior Registration Statement.